Intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets
Schedule of intangible assets

	Completed Development Technology	Product development in progress	Intellectual property and patents registration	Software	Total
2023	€’000	€’000	€’000	€’000	€’000
Cost
At January 1, 2023	2,971	717	1,911	104	5,703
Additions – other*	-	298		40	338
At June 30, 2023	2,971	1,015	1,911	144	6,041

Amortisation
At January 1, 2023	(330)	-	-	(23)	(353)
Amortisation charge	(496)	-	-	(8)	(504)
At June 30, 2023	(826)	-	-	(31)	(857)

Net book value
At June 30, 2023	2,145	1,015	1,911	113	5,184

2022
Cost
At January 1, 2022	-	1,918	1,911	23	3,852
Additions – other*	37	1,733	-	81	1,851
Transfers during the year	2,934	(2,934)	-	-	-
At December 31, 2022	2,971	717	1,911	104	5,703

Amortisation
At January 1, 2022	-	-	-	(5)	(5)
Amortisation charge	(330)	-	-	(18)	(348)
At December 31, 2022	(330)	-	-	(23)	(353)

Net book value
At December 31, 2022	2,641	717	1,911	81	5,350

*	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.